Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 23.0%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 3.5850%, 9/15/34 (144A)‡	$4,050,930	$3,956,599
ACC Auto Trust 2021-A A, 1.0800%, 4/15/27 (144A)	1,468,880	1,448,577
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	2,764,560	2,734,862
ACM Auto Trust 2022-1A A, 3.2300%, 4/20/29 (144A)	2,246,581	2,240,167
Affirm Asset Securitization Trust 2020-Z2 A, 1.9000%, 1/15/25 (144A)	693,861	679,114
Affirm Asset Securitization Trust 2021-A A, 0.8800%, 8/15/25 (144A)	3,225,894	3,207,779
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	4,780,000	4,520,478
Aimco 2020-11A AR,
ICE LIBOR USD 3 Month + 1.1300%, 3.8703%, 10/17/34 (144A)‡	1,763,000	1,681,433
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	641,686	624,869
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	567,000	543,066
Angel Oak Mortgage Trust I LLC 2020-2,
ICE LIBOR USD 12 Month + 2.2000%, 2.5310%, 1/26/65 (144A)‡	1,514,755	1,387,897
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	1,269,583	1,196,342
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	2,330,500	2,110,064
ARES CLO Ltd 2021-60A A,
ICE LIBOR USD 3 Month + 1.1200%, 3.8603%, 7/18/34 (144A)‡	1,486,000	1,415,975
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	2,263,744	2,195,699
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	3,569,344	3,470,005
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	9,721,000	9,091,434
Barclays Commercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.9750%, 3.7927%, 8/15/36 (144A)‡	3,044,000	2,974,521
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 4.7434%, 4/15/37 (144A)‡	11,487,000	11,408,118
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	2,160,000	1,786,861
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	4,295,000	3,549,433
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 3.7380%, 10/15/36 (144A)‡	9,506,280	9,383,442
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 3.8980%, 10/15/36 (144A)‡	2,552,550	2,508,230
BX Commercial Mortgage Trust 2020-VKNG A,
ICE LIBOR USD 1 Month + 0.9300%, 3.7477%, 10/15/37 (144A)‡	1,290,404	1,255,399
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 3.6180%, 2/15/36 (144A)‡	5,348,000	5,097,968
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 3.6180%, 2/15/36 (144A)‡	6,081,000	5,794,053
BX Commercial Mortgage Trust 2021-VINO A,
ICE LIBOR USD 1 Month + 0.6523%, 3.4703%, 5/15/38 (144A)‡	1,473,000	1,417,060
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 3.7677%, 9/15/36 (144A)‡	6,188,000	5,925,391
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 4.4677%, 9/15/36 (144A)‡	6,499,000	6,187,034
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	2,908,633	2,874,055
CBAM CLO Management 2019-11RA A1,
ICE LIBOR USD 3 Month + 1.1800%, 2.2427%, 1/20/35 (144A)‡	7,300,000	7,000,138
CBAM CLO Management 2019-11RA B,
ICE LIBOR USD 3 Month + 1.7500%, 2.8127%, 1/20/35 (144A)‡	2,775,193	2,595,413
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	7,271,406	6,365,682
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	2,669,751	2,278,486
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	6,736,000	6,515,114
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	16,276,000	15,655,261
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	3,396,646	3,294,808
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 3.4807%, 2/25/50 (144A)‡	3,292,267	3,125,887
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 2.7840%, 1/23/35 (144A)‡	2,232,376	2,077,016
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	4,292,709	4,033,079
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 3.7177%, 11/15/37 (144A)‡	10,993,766	10,706,426
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 4.1177%, 11/15/37 (144A)‡	4,888,412	4,760,842
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 4.4677%, 11/15/37 (144A)‡	4,906,106	4,739,562
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	148,721	146,334

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	$461,920	$440,667
Conn Funding II LP 2021-A A, 1.0500%, 5/15/26 (144A)	883,382	869,715
Connecticut Avenue Securities Trust 2014-C02 1M2,
ICE LIBOR USD 1 Month + 2.6000%, 5.6840%, 5/25/24‡	3,890,513	3,889,194
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 7.9840%, 11/25/24‡	273,075	279,861
Connecticut Avenue Securities Trust 2015-C02 1M2,
ICE LIBOR USD 1 Month + 4.0000%, 7.0840%, 5/25/25‡	705,592	720,073
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 5.4840%, 4/25/31 (144A)‡	310,103	309,342
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 5.3840%, 8/25/31 (144A)‡	179,221	178,814
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 5.2340%, 9/25/31 (144A)‡	678,652	677,082
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 5.1840%, 10/25/39 (144A)‡	221,019	219,566
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 4.2807%, 11/25/41 (144A)‡	10,654,000	9,575,050
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 3.9307%, 12/25/41 (144A)‡	3,943,000	3,588,531
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 5.4307%, 12/25/41 (144A)‡	12,109,000	10,448,381
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 5.2807%, 1/25/42 (144A)‡	4,441,000	4,048,709
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 4.3807%, 3/25/42 (144A)‡	8,263,196	8,170,561
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 4.2807%, 3/25/42 (144A)‡	3,630,506	3,595,787
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 5.0307%, 5/25/42 (144A)‡	2,454,313	2,452,778
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 4.8547%, 7/25/42 (144A)‡	1,881,437	1,879,067
Consumer Loan Underlying Bond Credit Trust 2019-P2 C,
4.4100%, 10/15/26 (144A)	1,017,304	1,012,192
Consumer Loan Underlying Bond Credit Trust 2020-P1 C,
4.6100%, 3/15/28 (144A)	534,597	531,336
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	3,252,055	3,213,531
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 3.7980%, 5/15/36 (144A)‡	9,188,000	9,062,111
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 4.2480%, 5/15/36 (144A)‡	5,168,000	5,035,154
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 6.7873%, 4/15/23 (144A)‡	5,223,635	5,037,574
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	7,083,000	5,814,246
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	7,256,288	6,864,929
Elmwood CLO VIII Ltd 2019-2A AR,
ICE LIBOR USD 3 Month + 1.1500%, 3.8599%, 4/20/34 (144A)‡	2,239,000	2,160,675
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	3,260,000	3,239,621
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	3,626,000	3,413,054
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 4.1980%, 7/15/38 (144A)‡	2,435,014	2,335,225
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 8.0840%, 7/25/25‡	1,441,080	1,462,410
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 8.7840%, 4/25/28‡	1,555,309	1,632,778
Fannie Mae REMICS, 3.0000%, 5/25/48	5,242,198	4,726,922
Fannie Mae REMICS, 3.0000%, 11/25/49	6,469,581	5,862,641
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	14,426,130	11,951,757
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 5.0340%, 10/25/49 (144A)‡	145,528	143,997
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 4.2807%, 12/25/50 (144A)‡	5,174,573	5,136,744
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 6.2340%, 9/25/50 (144A)‡	139,889	140,187
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 4.8807%, 11/25/50 (144A)‡	5,958,187	5,936,295
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 4.5807%, 8/25/33 (144A)‡	2,791,000	2,736,786
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 4.5307%, 8/25/33 (144A)‡	3,013,000	2,763,034
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,
US 30 Day Average SOFR + 2.9500%, 5.2307%, 6/25/42 (144A)‡	5,098,274	5,109,773
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 4.4350%, 9/25/42 (144A)‡	1,117,332	1,110,488

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 4.3807%, 3/25/42 (144A)‡	$3,892,701	$3,896,924
FREED ABS Trust 2019-2 C, 4.8600%, 11/18/26 (144A)	836,729	836,472
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	15,447,427	12,880,085
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 3.8520%, 12/15/36 (144A)‡	2,050,000	1,996,490
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 4.1520%, 12/15/36 (144A)‡	2,296,000	2,211,950
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 4.4510%, 12/15/36 (144A)‡	2,558,000	2,475,659
Highbridge Loan Management Ltd 2021-16A B,
ICE LIBOR USD 3 Month + 1.7000%, 4.4830%, 1/23/35 (144A)‡	2,113,425	1,963,152
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	2,727,155	2,643,685
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	5,835,415	5,726,985
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	5,664,324	5,551,996
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 3.5180%, 3/15/38 (144A)‡	11,607,894	11,168,543
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 3.9180%, 3/15/38 (144A)‡	6,486,620	6,155,287
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 4.1406%, 5/15/39 (144A)‡	6,610,000	6,461,871
MED Trust 2021-MDLN C,
ICE LIBOR USD 1 Month + 1.8000%, 4.6180%, 11/15/38 (144A)‡	1,845,000	1,757,563
MED Trust 2021-MDLN D,
ICE LIBOR USD 1 Month + 2.0000%, 4.8180%, 11/15/38 (144A)‡	1,873,000	1,774,305
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 5.9680%, 11/15/38 (144A)‡	8,317,000	7,819,342
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 6.8180%, 11/15/38 (144A)‡	5,232,000	4,897,056
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 3.2307%, 8/25/51 (144A)‡	4,447,523	4,157,571
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 3.2307%, 10/25/51 (144A)‡	5,664,317	5,294,947
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	4,223,714	3,369,718
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	10,554,447	8,765,080
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	6,186,000	5,882,856
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 3.6190%, 4/15/38 (144A)‡	10,483,358	10,143,061
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 4.1690%, 4/15/38 (144A)‡	5,917,835	5,631,936
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	2,345,892	2,284,811
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	1,420,313	1,310,304
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	4,353,968	3,775,576
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	4,730,755	4,176,733
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	2,390,145	2,347,735
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 3.1307%, 10/25/51 (144A)‡	6,218,453	5,784,862
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 3.0332%, 11/25/51 (144A)‡	6,058,136	5,606,722
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	6,289,716	5,206,327
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	12,201,180	10,130,074
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	4,831,805	3,874,714
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	12,300,780	10,138,807
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	5,215,938	4,284,782
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	3,479,416	3,346,268
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	3,293,097	3,194,593
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	6,226,500	5,639,931
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	12,205,830	11,349,812
Preston Ridge Partners Mortgage Trust 2021-RPL2 A1,
1.4550%, 10/25/51 (144A)‡	7,129,218	6,322,805
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	7,871,881	7,627,964
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	5,056,635	4,017,628
Regatta XXIII Funding Ltd 2021-4A B,
ICE LIBOR USD 3 Month + 1.7000%, 4.4099%, 1/20/35 (144A)‡	2,192,711	1,999,884
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	1,570,060	1,521,731
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	5,331,855	5,264,942
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	8,839,000	8,531,763
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	15,238,000	14,483,466
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	590,816	511,407

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	$465,199	$407,789
Sound Point CLO Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.0800%, 3.7899%, 1/20/32 (144A)‡	6,462,000	6,222,628
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	79,236	78,348
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	329,013	325,020
SREIT Trust 2021-MFP A,
ICE LIBOR USD 1 Month + 0.7308%, 3.5485%, 11/15/38 (144A)‡	816,000	786,474
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	3,326,000	3,120,893
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	1,705,000	1,584,166
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	1,598,044	1,562,399
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	3,087,000	2,940,722
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	2,543,000	2,422,500
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	3,447,000	3,264,334
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	872,344	864,668
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	3,808,000	3,669,460
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 3.0832%, 8/25/51 (144A)‡	5,341,604	4,979,648
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	3,261,798	2,596,123
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	1,807,066	1,747,902
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	6,844,152	6,593,783
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	9,769,514	9,549,483
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	6,324,000	5,553,397
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	4,083,000	3,397,085
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 3.7180%, 7/15/39 (144A)‡	3,768,000	3,627,856
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	1,082,303	1,037,189
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 4.6434%, 1/18/37 (144A)‡	3,880,788	3,760,073
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 3.9680%, 2/15/40 (144A)‡	2,718,884	2,604,802
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	2,211,581	2,082,004
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	4,016,000	3,946,062
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 2.9832%, 7/25/51 (144A)‡	4,308,363	4,009,338
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $711,520,128)		662,666,932
Corporate Bonds– 20.1%
Banking – 8.6%
American Express Co, SOFR + 2.2550%, 4.9890%, 5/26/33‡	8,736,000	8,113,665
Banco Santander SA,
US Treasury Yield Curve Rate 1 Year + 2.0000%, 4.1750%, 3/24/28‡	12,000,000	10,813,454
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	7,123,000	6,575,777
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	6,770,000	6,160,284
Bank of America Corp, SOFR + 1.5800%, 4.3760%, 4/27/28‡	9,773,000	9,157,648
Bank of America Corp, SOFR + 1.8300%, 4.5710%, 4/27/33‡	4,672,000	4,184,648
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	8,517,000	8,229,551
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	3,295,000	3,163,200
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	18,727,000	13,964,751
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	4,430,000	3,783,116
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)‡	3,723,000	2,824,214
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	4,013,000	3,802,317
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	4,099,000	3,709,788
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	916,000	853,060
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	7,942,000	6,329,307
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	4,128,000	3,961,531
Goldman Sachs Group Inc, SOFR + 1.4100%, 3.1020%, 2/24/33‡	5,677,000	4,508,984
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	3,788,000	3,451,204
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	2,736,000	2,634,255
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	10,483,000	9,891,582
JPMorgan Chase & Co, SOFR + 1.7500%, 4.5650%, 6/14/30‡	5,362,000	4,941,238
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	9,112,000	7,217,580
JPMorgan Chase & Co, SOFR + 1.2600%, 2.9630%, 1/25/33‡	13,018,000	10,233,250
JPMorgan Chase & Co, SOFR + 1.8000%, 4.5860%, 4/26/33‡	1,611,000	1,449,598
JPMorgan Chase & Co, SOFR + 2.5800%, 5.7170%, 9/14/33‡	3,406,000	3,220,865
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	3,293,000	2,969,463
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%‡,µ	3,476,000	3,027,944
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	4,681,000	4,619,525
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.9500%, 5.0170%, 7/20/28‡	11,235,000	10,782,416
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.9000%, 5.3540%, 9/13/28‡	4,542,000	4,428,692

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 2.1250%, 5.1330%, 7/20/33‡	$3,810,000	$3,559,766
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 2.1250%, 5.4720%, 9/13/33‡	3,634,000	3,495,884
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	11,145,000	10,223,049
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	4,849,000	4,189,952
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	14,116,000	11,159,591
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	14,971,000	10,728,647
Nordea Bank Abp, 5.3750%, 9/22/27 (144A)	3,462,000	3,374,179
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	15,687,000	11,547,553
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	10,526,000	7,177,867
US Bancorp, SOFR + 2.1100%, 4.9670%, 7/22/33‡	8,250,000	7,704,004
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	9,029,000	6,641,931
		248,805,330
Brokerage – 0.3%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	2,480,000	2,411,800
Pershing Square Holdings Ltd, 3.2500%, 10/1/31 (144A)	9,400,000	7,037,122
		9,448,922
Capital Goods – 0.1%
Standard Industries Inc/NJ, 4.3750%, 7/15/30 (144A)	2,151,000	1,645,515
Consumer Cyclical – 0.5%
Amazon.com Inc, 3.0000%, 4/13/25	5,901,000	5,697,505
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	2,969,000	2,869,771
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	5,592,000	5,348,804
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	549,608
		14,465,688
Consumer Non-Cyclical – 1.5%
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	8,859,000	8,681,820
CSL Finance Ltd, 3.8500%, 4/27/27 (144A)	1,839,000	1,740,459
Hasbro Inc, 3.9000%, 11/19/29	10,315,000	9,021,671
Hasbro Inc, 6.3500%, 3/15/40	1,354,000	1,292,935
Hasbro Inc, 5.1000%, 5/15/44	1,345,000	1,091,154
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	9,007,000	8,320,216
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.6250%, 1/15/32 (144A)	3,897,000	3,044,531
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
4.3750%, 2/2/52 (144A)	6,681,000	4,478,007
Pilgrim's Pride Corp, 3.5000%, 3/1/32 (144A)	8,144,000	6,139,517
		43,810,310
Electric – 0.7%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	8,092,000	6,609,303
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	8,111,000	6,853,795
Duke Energy Corp, 4.3000%, 3/15/28	4,804,000	4,522,093
NRG Energy Inc, 6.6250%, 1/15/27	1,643,000	1,608,934
		19,594,125
Energy – 0.9%
EQT Corp, 3.1250%, 5/15/26 (144A)	13,469,000	12,266,368
EQT Corp, 5.7000%, 4/1/28	2,135,000	2,093,047
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	9,825,000	8,603,112
Southwestern Energy Co, 4.7500%, 2/1/32	4,584,000	3,841,850
		26,804,377
Finance Companies – 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	7,710,000	6,923,301
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
3.0000%, 10/29/28	4,922,000	3,947,275
Air Lease Corp, 1.8750%, 8/15/26	7,478,000	6,337,452
Ares Capital Corp, 2.8750%, 6/15/27	6,128,000	5,119,286
Ares Capital Corp, 3.2000%, 11/15/31	7,000,000	4,989,528
OWL Rock Core Income Corp, 4.7000%, 2/8/27	743,000	650,777
OWL Rock Core Income Corp, 7.7500%, 9/16/27 (144A)	4,462,000	4,394,242
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	5,122,000	3,942,147
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	4,262,000	3,089,328
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	5,797,000	4,753,540

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Finance Companies– (continued)
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	$4,295,000	$2,952,872
		47,099,748
Insurance – 2.0%
Athene Global Funding, 1.7160%, 1/7/25 (144A)	3,785,000	3,459,831
Athene Global Funding, 1.7300%, 10/2/26 (144A)	13,000,000	11,028,710
Athene Global Funding, 2.7170%, 1/7/29 (144A)	7,222,000	5,843,808
Athene Global Funding, 2.6460%, 10/4/31 (144A)	12,791,000	9,622,227
Brown & Brown Inc, 4.2000%, 3/17/32	2,203,000	1,883,395
Centene Corp, 4.2500%, 12/15/27	16,614,000	15,196,826
Centene Corp, 2.4500%, 7/15/28	7,054,000	5,743,508
Centene Corp, 3.0000%, 10/15/30	5,571,000	4,411,898
		57,190,203
Real Estate Investment Trusts (REITs) – 0.7%
Agree LP, 2.9000%, 10/1/30	7,291,000	5,825,031
American Homes 4 Rent LP, 2.3750%, 7/15/31	3,727,000	2,810,093
Invitation Homes Inc, 2.0000%, 8/15/31	7,783,000	5,583,364
Sun Communities Inc, 2.7000%, 7/15/31	8,985,000	6,790,742
		21,009,230
Technology – 3.0%
Cadence Design Systems Inc, 4.3750%, 10/15/24	18,064,000	17,855,156
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	5,441,000	4,294,809
Global Payments Inc, 5.3000%, 8/15/29	3,107,000	2,921,963
Global Payments Inc, 5.4000%, 8/15/32	2,506,000	2,325,495
Marvell Technology Inc, 1.6500%, 4/15/26	5,742,000	5,015,610
Marvell Technology Inc, 4.8750%, 6/22/28	6,709,000	6,288,005
Microchip Technology Inc, 2.6700%, 9/1/23	9,518,000	9,275,672
Total System Services Inc, 4.8000%, 4/1/26	15,432,000	14,899,132
Trimble Inc, 4.7500%, 12/1/24	10,216,000	10,104,481
Trimble Inc, 4.9000%, 6/15/28	5,033,000	4,786,520
TSMC Arizona Corp, 3.8750%, 4/22/27	4,730,000	4,507,958
Workday Inc, 3.5000%, 4/1/27	2,694,000	2,491,930
		84,766,731
Transportation – 0.2%
GXO Logistics Inc, 1.6500%, 7/15/26	6,199,000	5,065,145
Total Corporate Bonds (cost $675,745,712)		579,705,324
Inflation-Indexed Bonds– 1.2%
United States Treasury Inflation Indexed Bonds, 0.6250%, 7/15/32ÇÇ((cost $35,870,104)	38,776,771	35,181,311
Mortgage-Backed Securities– 23.4%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	17,396,694	15,308,273
2.5000%, TBA, 15 Year Maturity	2,932,700	2,653,349
3.0000%, TBA, 15 Year Maturity	2,307,597	2,142,103
3.5000%, TBA, 30 Year Maturity	23,091,557	20,752,659
4.0000%, TBA, 30 Year Maturity	50,589,205	46,885,721
4.5000%, TBA, 30 Year Maturity	20,017,687	19,047,730
5.0000%, TBA, 30 Year Maturity	45,764,262	44,581,210
		151,371,045
Fannie Mae Pool:
3.0000%, 10/1/34	27,409	25,701
2.5000%, 11/1/34	2,304,704	2,095,990
3.0000%, 11/1/34	134,047	125,696
3.0000%, 12/1/34	141,901	133,060
6.0000%, 2/1/37	766,378	799,498
4.5000%, 11/1/42	741,708	726,279
3.0000%, 1/1/43	143,142	127,835
3.0000%, 2/1/43	240,696	214,957
5.0000%, 7/1/44	3,889,563	3,895,577
4.5000%, 10/1/44	1,738,568	1,697,487
4.5000%, 3/1/45	2,602,030	2,540,546
4.5000%, 6/1/45	1,305,086	1,277,674
3.5000%, 12/1/45	1,000,620	915,723
4.5000%, 2/1/46	2,548,368	2,495,358
3.5000%, 7/1/46	6,436,631	5,885,923
3.0000%, 9/1/46	2,570,186	2,291,754
3.0000%, 1/1/47	8,952,316	7,982,498
3.0000%, 2/1/47	33,781,045	30,121,494
3.5000%, 3/1/47	874,033	799,876
3.5000%, 7/1/47	775,633	709,824
3.5000%, 8/1/47	1,741,800	1,592,367
3.0000%, 2/1/48	355,428	314,658
5.0000%, 5/1/48	653,540	645,203

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.5000%, 7/1/48	$19,931,147	$18,225,867
4.0000%, 10/1/48	601,098	566,121
4.0000%, 2/1/49	1,090,777	1,027,307
4.0000%, 6/1/49	242,373	227,695
3.0000%, 8/1/49	1,664,326	1,460,375
3.0000%, 8/1/49	447,337	392,519
3.0000%, 9/1/49	237,611	208,292
4.0000%, 11/1/49	3,886,362	3,660,223
4.0000%, 11/1/49	340,604	319,977
3.5000%, 12/1/49	9,985,699	9,129,007
2.5000%, 1/1/50	615,150	521,856
4.5000%, 1/1/50	3,187,616	3,080,678
4.0000%, 3/1/50	5,707,779	5,375,655
4.0000%, 3/1/50	3,118,882	2,937,401
4.0000%, 3/1/50	1,163,156	1,095,474
2.5000%, 8/1/50	887,225	756,789
4.0000%, 9/1/50	6,072,604	5,704,849
2.5000%, 10/1/50	1,962,413	1,661,466
4.0000%, 10/1/50	6,240,895	5,862,949
4.5000%, 10/1/50	3,896,484	3,765,764
4.0000%, 3/1/51	16,073,361	15,099,965
4.0000%, 3/1/51	308,332	289,659
4.0000%, 3/1/51	149,098	140,422
2.5000%, 1/1/52	5,374,366	4,548,104
2.5000%, 2/1/52	26,071,390	22,040,918
2.5000%, 3/1/52	11,121,018	9,393,217
2.5000%, 3/1/52	10,692,423	9,039,442
2.5000%, 3/1/52	3,944,378	3,340,638
2.5000%, 3/1/52	900,947	760,588
2.5000%, 3/1/52	884,845	747,373
2.5000%, 3/1/52	764,534	646,342
2.5000%, 3/1/52	307,532	260,324
3.0000%, 3/1/52	4,335,412	3,782,785
3.5000%, 3/1/52	5,577,073	5,053,062
3.0000%, 4/1/52	2,633,606	2,297,979
3.0000%, 4/1/52	2,317,347	2,021,611
3.5000%, 4/1/52	3,190,553	2,884,427
3.5000%, 4/1/52	2,169,528	1,972,364
3.5000%, 4/1/52	1,776,482	1,605,137
3.5000%, 4/1/52	1,080,337	976,681
3.5000%, 4/1/52	649,574	586,961
3.5000%, 4/1/52	514,845	465,188
4.0000%, 4/1/52	2,307,917	2,155,697
4.5000%, 4/1/52	439,824	418,852
4.5000%, 4/1/52	338,451	322,314
4.5000%, 4/1/52	194,136	184,879
4.5000%, 4/1/52	176,152	167,753
4.5000%, 4/1/52	154,103	146,756
4.5000%, 4/1/52	99,224	94,491
3.5000%, 5/1/52	2,517,706	2,280,365
3.5000%, 5/1/52	1,735,187	1,568,565
4.5000%, 5/1/52	536,878	511,279
3.5000%, 6/1/52	9,208,640	8,367,478
3.5000%, 6/1/52	5,234,572	4,762,590
3.5000%, 6/1/52	3,853,017	3,466,948
4.0000%, 6/1/52	1,758,254	1,632,589
4.0000%, 6/1/52	471,038	437,373
3.5000%, 7/1/52	11,422,951	10,344,350
3.5000%, 7/1/52	1,326,441	1,205,277
3.5000%, 7/1/52	468,786	426,445
4.0000%, 7/1/52	751,411	697,707
4.5000%, 7/1/52	2,628,905	2,503,462
4.5000%, 7/1/52	2,250,953	2,146,730
3.5000%, 8/1/52	2,220,645	2,010,618
3.5000%, 8/1/52	828,276	752,489
4.5000%, 8/1/52	8,916,663	8,503,805
5.5000%, 9/1/52	11,344,828	11,316,989
3.5000%, 8/1/56	18,196,191	16,672,029
3.0000%, 2/1/57	10,689,094	9,388,001
3.0000%, 6/1/57	40,051	35,182
		313,869,442
Freddie Mac Gold Pool:
3.5000%, 1/1/47	603,496	558,459

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool:
3.0000%, 5/1/31	$8,996,263	$8,484,600
3.0000%, 9/1/32	270,268	253,754
3.0000%, 10/1/32	346,621	325,442
3.0000%, 1/1/33	204,183	191,707
2.5000%, 12/1/33	7,320,104	6,809,656
3.0000%, 10/1/34	61,064	57,262
3.0000%, 10/1/34	28,894	27,095
2.5000%, 11/1/34	2,290,795	2,083,287
2.5000%, 11/1/34	904,882	822,915
6.0000%, 4/1/40	1,308,781	1,365,625
3.5000%, 7/1/42	50,681	46,853
3.5000%, 8/1/42	57,429	53,091
3.5000%, 8/1/42	50,943	47,095
3.5000%, 2/1/43	2,224,475	2,053,876
3.0000%, 3/1/43	734,795	655,219
3.0000%, 6/1/43	58,990	52,121
3.5000%, 2/1/44	3,672,325	3,390,688
4.5000%, 5/1/44	1,159,900	1,135,513
3.5000%, 12/1/44	43,401	40,072
3.0000%, 1/1/46	101,675	90,664
4.0000%, 2/1/46	3,143,791	3,000,569
4.0000%, 3/1/47	7,547	7,159
3.0000%, 4/1/47	873,105	772,736
3.5000%, 4/1/47	42,515	38,879
3.5000%, 9/1/47	14,051	12,846
4.5000%, 7/1/48	690,218	667,052
5.0000%, 9/1/48	120,065	118,530
4.0000%, 12/1/48	1,996,960	1,880,806
3.0000%, 8/1/49	551,924	484,304
3.0000%, 12/1/49	831,499	729,626
3.0000%, 12/1/49	385,562	338,323
2.5000%, 1/1/50	282,998	240,088
3.0000%, 3/1/50	281,884	247,264
4.0000%, 6/1/50	3,180,161	2,995,186
2.5000%, 8/1/50	452,416	386,055
2.5000%, 8/1/50	169,262	144,376
2.5000%, 9/1/50	848,457	723,415
4.5000%, 9/1/50	5,943,795	5,744,295
4.0000%, 10/1/50	562,133	528,099
2.5000%, 11/1/51	6,845,533	5,807,476
2.5000%, 1/1/52	1,692,634	1,434,772
2.5000%, 1/1/52	1,019,745	863,467
2.5000%, 2/1/52	2,377,552	2,009,927
3.0000%, 2/1/52	1,170,400	1,021,445
3.0000%, 2/1/52	880,621	768,672
2.5000%, 3/1/52	386,452	326,410
3.0000%, 3/1/52	1,506,306	1,314,617
4.5000%, 3/1/52	83,517	79,535
3.5000%, 4/1/52	1,273,146	1,151,033
3.5000%, 4/1/52	1,184,128	1,070,553
3.5000%, 4/1/52	433,188	391,447
3.5000%, 4/1/52	373,550	337,533
3.5000%, 6/1/52	5,296,269	4,797,992
3.5000%, 7/1/52	18,185,726	16,469,151
4.0000%, 7/1/52	1,690,241	1,569,455
4.0000%, 8/1/52	1,929,744	1,792,875
4.5000%, 8/1/52	19,476,911	18,575,287
4.5000%, 8/1/52	8,202,931	7,823,266
4.5000%, 8/1/52	4,171,644	3,978,530
5.5000%, 9/1/52	2,797,046	2,805,365
		121,434,951
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	30,286,459	25,957,979
3.5000%, TBA, 30 Year Maturity	21,691,648	19,679,899
		45,637,878
Ginnie Mae I Pool:
4.0000%, 8/15/47	442,252	419,357
4.0000%, 11/15/47	452,425	429,003
4.0000%, 12/15/47	1,284,572	1,218,070
		2,066,430
Ginnie Mae II Pool:
4.0000%, 8/20/47	361,055	341,671
4.0000%, 8/20/47	167,267	158,442
4.5000%, 2/20/48	1,604,383	1,556,246

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Ginnie Mae II Pool– (continued)
4.0000%, 5/20/48	$6,716,307	$6,332,368
4.5000%, 5/20/48	571,380	553,863
4.0000%, 6/20/48	1,881,572	1,774,011
5.0000%, 8/20/48	1,887,703	1,874,416
3.0000%, 7/20/51	7,750,520	6,882,381
3.0000%, 8/20/51	22,118,024	19,852,561
		39,325,959
Total Mortgage-Backed Securities (cost $728,988,864)		674,264,164
United States Treasury Notes/Bonds– 30.0%
3.0000%, 7/15/25	27,259,000	26,347,527
3.2500%, 6/30/27	85,412,200	82,316,008
2.7500%, 7/31/27	66,600,900	62,714,113
3.1250%, 8/31/27#	71,389,600	68,478,243
1.1250%, 8/31/28	65,528,600	55,476,615
2.8750%, 4/30/29	38,340,000	35,790,989
2.7500%, 5/31/29	31,430,500	29,106,362
2.7500%, 8/15/32	206,927,700	189,209,516
1.7500%, 8/15/41	56,867,000	38,880,590
2.0000%, 11/15/41	57,881,000	41,425,612
2.3750%, 2/15/42	36,070,000	27,638,637
3.3750%, 8/15/42	108,887,000	98,627,803
2.8750%, 5/15/52	128,799,000	108,010,036
Total United States Treasury Notes/Bonds (cost $961,595,289)		864,022,051
Investment Companies– 8.3%
Money Markets – 8.3%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $240,082,813)	240,062,681	240,086,687
Investments Purchased with Cash Collateral from Securities Lending– 2.1%
Investment Companies – 1.7%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	49,256,853	49,256,853
Time Deposits – 0.4%
Royal Bank of Canada, 3.0600%, 10/3/22	$12,170,691	12,170,691
Total Investments Purchased with Cash Collateral from Securities Lending (cost $61,427,544)		61,427,544
Total Investments (total cost $3,415,230,454) – 108.1%		3,117,354,013
Liabilities, net of Cash, Receivables and Other Assets – (8.1)%		(233,449,269)
Net Assets – 100%		$2,883,904,744

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,008,009,829	96.5%
Japan	26,886,283	0.9
Canada	20,574,054	0.7
Australia	14,711,697	0.5
Ireland	10,870,576	0.4
Spain	10,813,454	0.3
France	10,568,861	0.3
Guernsey	7,037,122	0.2
Taiwan	4,507,958	0.1
Finland	3,374,179	0.1

Total	$3,117,354,013	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 8.3%
Money Markets - 8.3%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$1,724,052	$(1,287)	$450	$240,086,687
Investments Purchased with Cash Collateral from Securities Lending - 1.7%
Investment Companies - 1.7%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	94,227∆	-	-	49,256,853
Total Affiliated Investments - 10.0%	$1,818,279	$(1,287)	$450	$289,343,540

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 8.3%
Money Markets - 8.3%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	340,994,626	446,306,892	(547,213,994)	240,086,687
Investments Purchased with Cash Collateral from Securities Lending - 1.7%
Investment Companies - 1.7%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	200,500	138,120,709	(89,064,356)	49,256,853

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	319	1/5/23	$65,519,610	$(590,573)
5 Year US Treasury Note	855	1/5/23	91,919,180	(3,108,158)
Ultra Long Term US Treasury Bond	112	12/30/22	15,344,000	(1,413,418)
Total - Futures Long				(5,112,149)
Futures Short:
Ultra 10-Year Treasury Note	21	12/30/22	(2,488,172)	(3,192)
Total				$(5,115,341)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2022

Futures contracts:
Average notional amount of contracts - long	$ 239,767,268
Average notional amount of contracts - short	80,119,178

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2022 is $750,401,243, which represents 26.0% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$662,666,932	$-
Corporate Bonds	-	579,705,324	-
Inflation-Indexed Bonds	-	35,181,311	-
Mortgage-Backed Securities	-	674,264,164	-
United States Treasury Notes/Bonds	-	864,022,051	-
Investment Companies	-	240,086,687	-
Investments Purchased with Cash Collateral from Securities Lending	-	61,427,544	-
Total Assets	$-	$3,117,354,013	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$5,115,341	$-	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70264 11-22